Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events

Subsequent Acquisition of Additional Equity Interest in Met Chain Co., Limited

On December 17, 2025, the Company entered into an Equity Transfer Agreement to acquire an additional 15% equity interest in Met Chain Co., Limited through a directed issuance of the Company’s ordinary shares with an aggregate value of approximately US$3.789 million. The transaction was completed in January 2026. Following the completion of the transaction, the Company’s indirect equity interest in Met Chain Co., Limited increased from 29.53% to 44.53%. This transaction has been treated as a nonrecognized subsequent event and therefore has not been reflected in the consolidated financial statements as of December 31, 2025.

Registration Statements on Form S-8

The Group filed with the U.S. Securities and Exchange Commission Registration Statements on Form S-8 March 14, 2026. This Registration Statement on Form S-8 registers under the Securities Act an aggregate of 475,000 ordinary shares.

The Company has assessed all subsequent events from December 31, 2025, up through May 11, 2026, which is the date that these consolidated financial statements were available to be issued, and has determined that, there are no additional material subsequent events to disclose in these consolidated financial statements other than noted above.